Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions [Abstract]
Related party transactions
15. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2017:

Name of related parties	Relationship with the Group
Alibaba Group Holding Limited (“Alibaba Group”)	Parent company of Alibaba, one of the Group’s ordinary shareholders
Ahead (Shanghai) Trade Co., Ltd. (“Ahead”)	Subsidiary of Softbank, one of the Group’s ordinary shareholders
Shanghai Baozun-CJ E-commerce Co., Ltd. ("BCJ")	Equity method investee of the Group

(a) The Group entered into the following transactions with its related parties:

	For Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Marketing and platform service fees paid to Alibaba Group	141,412	246,136	351,482
Logistic service fees paid to Alibaba Group	2,059	-	13,052
Warehousing service revenue generated from Alibaba Group	-	-	5,105
Store operation service revenue generated from Ahead	7,850	3,606	117
Commission fee paid to Ahead	1,134	4,285	1,591

(b) The Group had the following balances with its related parties:

	As of December 31,
	2016	2017
	RMB	RMB

Amounts due from Alibaba Group	10,392	17,611
Amounts due from Ahead	28,380	66,633
Amounts due from BCJ	1,571	4,551

Amounts due from Alibaba Group consisted of receivables of RMB10,392 and RMB17,611 to be collected from Alibaba Group for deposits paid, promotion services and warehousing services provided by the Group as of December 31, 2016 and 2017, respectively. We receive logistic service from and provide warehousing service to Zhejiang Cainiao Supply Chain Management Co., Ltd.(“Cainiao”). Since mid-October 2017, Cainiao has been consolidated to Alibaba Group and has become one of our related parties.

Amounts due from Ahead consisted of receivables from Ahead for services provided by the Group and the amounts collected by Ahead on behalf of the Group. The receivables from Ahead for services provided by the Group as of December 31, 2016 and 2017 were RMB436 and nil, respectively. The Group entered into agency agreements with Ahead, under which Ahead is designated by the Group to collect payment for its service to certain brand partners. In connection with the agency agreements, amounts to be collected by Ahead on behalf of the Group as of December 31, 2016 and 2017 were RMB27,944 and RMB66,633, respectively.